Convertible Preferred Stock and Stockholders’ Equity - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2024	Aug. 29, 2024
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Total shares of common stock reserved	27,556,257
Outstanding and Issued Stock Options [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Total shares of common stock reserved	1,567,760
Pre-funded Warrants [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Total shares of common stock reserved	6,202,207
Paruka Warrant Obligation [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Total shares of common stock reserved	596,930
Employee Warrants [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Total shares of common stock reserved	3,054,358
Shares issuable on conversion of Company Series B Preferred Stock [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Total shares of common stock reserved	11,428,149
2024 Stock Incentive Plan [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Total shares of common stock reserved	4,246,324
2024 Stock Incentive Plan [Member] | Outstanding and Issued Stock Options [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Total shares of common stock reserved	388,567
2024 Employee Stock Purchase Plan [Member]
Schedule of Common Stock Reserved for Future Issuance [Line Items]
Total shares of common stock reserved	460,529	463,489